Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING ACTIVITIES:
Net income	$ 324,969	$ 172,134	$ 163,445
Net income from discontinued operations		(19,909)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	23,692	20,092	15,086
Amortization of intangible assets	44,535	40,368	15,079
Amortization of debt issue costs	12,544	9,842	7,578
Refinancing costs		72,454
Non-cash equity compensation	22,151	12,574	6,704
Excess tax benefits related to share-based payment arrangements	(50,555)	(23,411)	(17,459)
Deferred income taxes	24,800	8,888	1,900
Changes in assets/liabilities, net of effects from acquisitions of businesses:
Trade accounts receivable	(1,957)	(14,993)	(17,721)
Inventories	(416)	(9,661)	2,893
Income taxes receivable/payable	34,097	(22,259)	13,094
Other assets	(10,564)	(2,692)	513
Accounts payable	(3,620)	4,484	4,933
Accrued and other liabilities	(5,791)	12,475	1,259
Net cash provided by operating activities	413,885	260,386	197,304
INVESTING ACTIVITIES:
Capital expenditures	(25,246)	(18,026)	(12,887)
Acquisition of businesses, net of cash acquired	(868,696)	(1,650,363)	(166,557)
Cash proceeds from sales of discontinued operations		271,361
Cash proceeds from sale of business	17,650
Cash proceeds from sale of real estate			2,885
Net cash used in investing activities	(876,292)	(1,397,028)	(176,559)
FINANCING ACTIVITIES:
Excess tax benefits related to share-based payment arrangements	50,555	23,411	17,459
Proceeds from exercise of stock options	15,710	9,208	6,361
Dividends paid	(3,299)	(2,811)	(404,868)
Treasury stock purchased	(846)
Proceeds from new senior secured credit facility-net	484,316	1,500,048
Repayment on new senior secured credit facility	(19,250)	(11,625)
Proceeds from senior subordinated notes		1,582,184	404,248
Repurchase of senior subordinated notes due 2014		(1,041,894)
Repayment of existing senior secured credit facility		(780,000)
Net cash provided by financing activities	527,186	1,278,521	23,200
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(438)	192
NET INCREASE IN CASH AND CASH EQUIVALENTS	64,341	142,071	43,945
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	376,183	234,112	190,167
CASH AND CASH EQUIVALENTS, END OF PERIOD	440,524	376,183	234,112
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	197,787	155,849	97,713
Cash paid during the period for income taxes	103,938	88,367	72,498
7 3/4% Senior Subordinated Notes, Due 2018
FINANCING ACTIVITIES:
Proceeds from senior subordinated notes		1,582,184
7 3/4% Senior Subordinated Notes, Due 2014
FINANCING ACTIVITIES:
Proceeds from senior subordinated notes			$ 404,248